Net (Loss) / Income per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net (Loss) / Income per Share [Abstract]
Net loss from continuing operations	$ (8,709,653)	$ (15,364,030)	$ (4,521,299)
Less: Net loss attributable to noncontrolling interests from continuing operations	(1,192,994)	(899,764)	(487,799)
Net loss attributable to Tri-Tech Holding Inc. shareholders from continuing operations	(7,516,659)	(14,464,266)	(4,033,500)
Net income attributable to Tri-Tech Holding Inc. shareholders from discontinued operations	1,186,570	531,106	1,769,426
Net loss attributable to Tri-Tech Holding Inc. shareholders	$ (6,330,089)	$ (13,933,160)	$ (2,264,074)
Weighted-average number of shares used to compute basic net (loss) / income per share	8,449,774	8,342,056	8,211,089
Weighted-average number of shares used to compute diluted net (loss) / income per share	8,449,774	8,342,056	8,211,089
Net loss from continuing operations per share - Basic and Diluted	$ (0.89)	$ (1.73)	$ (0.49)
Net income from discontinued operations per share - Basic and Diluted	0.14	0.06	0.21
Net loss per share - basic and diluted	$ (0.75)	$ (1.67)	$ (0.28)
Effect of dilutive ordinary share equivalents:
Options outstanding	905,816
Warrants outstanding	261,368	261,368